Average Annual Total Returns - Prospectus #1 - Calvert Core Bond Fund	Bloomberg Barclays Long U.S. Credit Index One Year	Bloomberg Barclays Long U.S. Credit Index Five Years	Bloomberg Barclays Long U.S. Credit Index Ten Years	Bloomberg Barclays U.S. Aggregate Bond Index One Year	Bloomberg Barclays U.S. Aggregate Bond Index Five Years	Bloomberg Barclays U.S. Aggregate Bond Index Ten Years	Class A One Year	Class A Five Years	Class A Ten Years	Class A After Taxes on Distributions One Year	Class A After Taxes on Distributions Five Years	Class A After Taxes on Distributions Ten Years	Class A After Taxes on Distributions and Sales One Year	Class A After Taxes on Distributions and Sales Five Years	Class A After Taxes on Distributions and Sales Ten Years	Class I One Year	Class I Five Years	Class I Ten Years	Class I Inception Date
Total	13.32%	10.01%	8.23%	7.51%	4.43%	3.84%	10.25%	7.96%	6.52%	8.29%	6.11%	4.55%	6.39%	5.48%	4.29%	14.88%	9.17%	7.17%	Jan. 31, 2015